                          ANNUAL FINANCIAL REPORT



                            DECEMBER 31, 1997

              STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                  For each share of capital stock outstanding*

                         Year    Year     Year   Year    Year    Year   Year    Year    Year   Year    Year   Year     First
                          End     End      End    End     End     End    End     End     End    End     End    End     Seven
                         12/31   12/31    12/31  12/31   12/31   12/31  12/31   12/31   12/31  12/31   12/31  4/30     Months
                         1997    1996     1995   1994    1993    1992   1991    1990    1989   1988    1987   1987    4/30/83
                                                                                                               ****    ****
NET ASSET VALUE
 AT BEGINNING OF
 PERIOD             $30.87    $30.51  $28.14  $30.00    $29.95  $29.19  $24.62  $27.57  $22.55  $18.85  $22.43  $19.68  $12.50
                    ------    ------  ------  ------    ------  ------  ------  ------  ------  ------  ------  ------  ------

Investment Income     $.64      $.73    $.75    $.72      $.62    $.62    $.72    $.70    $.73    $.67    $.40    $.38    $.38

Expenses               .38       .39     .40     .40       .33     .28     .29     .27     .26     .25     .16     .16     .20
                    ------    ------  ------  ------    ------  ------  ------  ------  ------  ------  ------  ------  ------

Net Investment
 Income                .26      .34      .35     .32       .29     .34     .43     .43     .47     .42     .24     .22     .18
Net realized &
Unrealized gain
 (Loss) on
 investment           3.16      3.72    5.14   (1.43)      .58    1.10    5.86   (2.53)   5.41    4.09   (3.21)   3.45    3.08
                    ------    ------  ------  ------    ------  ------  ------  ------  ------  ------  ------  ------  ------

Total from
 Investment
 operations           3.42      4.06    5.49   (1.11)      .87    1.44    6.29   (2.10)   5.88    4.51   (2.97)   3.67    3.26
Dividends from net
 investment income    (.26)     (.34)   (.35)   (.32)     (.29)   (.34)   (.43)   (.43)   (.47)   (.42)   (.24)   (.22)   (.18)
Distributions from
 net realized gain   (1.96)    (3.36)  (2.77)   (.43)     (.53)   (.34)  (1.29)   (.42)   (.39)   (.39)   (.38)   (.70)   (.19)
                    ------    ------  ------  ------    ------  ------  ------  ------  ------  ------  ------  ------  ------

Total Distributions  (2.22)    (3.70)  (3.12)   (.75)     (.82)   (.68)  (1.72)   (.85)   (.86)   (.81)   (.62)   (.92)   (.37)
Net change in net
 asset value          1.20       .36    2.37   (1.86)      .05    .764     .57   (2.95)   5.03    3.71   (3.59)   2.75    2.89
Net asset value
 as of end of
 the period          32.07     30.87   30.51   28.14     30.00   29.95   29.19   24.62   27.57   22.55   18.85   22.43   15.39
                    ------    ------  ------  ------    ------  ------  ------  ------  ------  ------  ------  ------  ------

Total return
 (Sales load
 not reflected       11.1%     13.3%   19.5%  (3.7)%      2.9%    4.9%   25.6%  (7.6)%   26.0%   23.9%  (2.6)%   22.2%   10.4%
Net assets, end
 of period         $37,941   $35,549 $32,236 $28,368   $31,567 $28,896 $23,931 $16,433 $11,893  $6,162  $4,133  $3,404    $163
Ratio of operating
 expense to net
 assets**            1.15%     1.21%   1.28%   1.30%     1.11%   1.04%   1.18%   1.27%   1.25%   1.24%    .80%   1.17%   1.08%
Ratio of net
 investment income
 to average net
 assets**             .79%     1.04%   1.12%   1.04%      .96%   1.25%   1.74%   2.08%   2.20%   2.18%   1.23%   1.68%   1.69%
Portfolio turnover   53.9%     51.2%  48.72%  33.00%    18.36%  13.10%  21.50%  24.70%  14.60%  25.88%   8.57%   8.79%  74.50%
Average
 commission rate
 paid                 .068      .074    .072
Number of
 shares          1,111,377 1,038,561 965,769 984,847 1,026,460 945,006 776,974 646,664 419,212 264,414 212,704 151,848  10,592
 outstanding at
 end of period***

------------
*   All adjusted for two for one share split on July 26, 1985 and January 2,
    1990

**  Annualized and includes state taxes

*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

****At this time the fund was on a fiscal year. Table for 1983-1987 is available on request. Deleted to make space.

[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]

   FUND                    S&P 500
$9,525.00                $10,000.00
$11,804.50               $11,633.90
$14,883.30               $15,251.40
$13,745.90               $14,749.70
$17,259.20               $19,123.60
$18,108.80               $20,473.90
$18,631.60               $22,427.50
$17,939.60               $22,752.80
$21,436.80               $30,883.80
$24,290.80               $37,745.00
$26,982.00               $50,077.20

                                                          December 31, 1997

                          NEW ALTERNATIVES FUND, INC.
                            STATEMENT OF INVESTMENTS

COMMON STOCKS :88.9%
                             Shares              MARKET VALUE
                                                 ------------
ALTERNATIVE ENERGY AND
PROCESS EQUIPMENT:  9.0%

*Calpine                      5000              $    74,375.00
*Energy Conversion Devices   10000                  121,250.00
*Energy Research Corp        25000                  396,875.00
Enron (Also Natural Gas)     25000                1,039,062.50
Idaho Power                   5000                  188,125.00
OM Group                     25000                  732,500.00
*Real Goods Trading           1000                    4,250.00
*Spire                       10000                  145,000.00
*Thermo Power                15000                  131,250.00
Trigen                       30000                  592,500.00
                                                  ------------
                                                $ 3,425,187.50

CLEAN AIR: 6.1%
*BHA Group                   20000              $   390,000.00
*Dravo                       15000                  165,000.00
Praxair                      15000                  675,000.00
*Thermo Instruments          20000                1,076,171.88
                                                  ------------
                                                $ 2,306,171.88

CLEAN WATER : 11.7%
Ameron                       15000              $   948,750.00
Aquarion                     15000                  518,437.50
Culligan Water               30000                1,507,500.00
*U.S. Filter                 35000                1,047,812.50
*Waterlink                   25000                  412,500.00
                                                  ------------
                                                $ 4,435,000.00

CONSERVATION : 5.3%
Owens Corning                10000              $   341,250.00
T J International            25000                  618,750.00
Minerals Technology          20000                  908,750.00
*Zoltek                       5000                  139,375.00
                                                    ----------
                                                $ 2,008,125.00

ENVIRONMENTAL (GENERAL) : 3.4%
Dames & Moore                15000              $   198,750.00
*Flow International          40000                  375,000.00
*Superior Industries         20000                  577,500.00
*Thermo Sentron              15000                  138,750.00
                                                    ----------
                                                $ 1,290,000.00
EFFICIENT ELECTRIC DEVICES : 5.2%
Baldor                       46666              $ 1,012,068.88
*Chicago Miniature Lamp      25000                  843,750.00
*Itron                        7500                  135,000.00
                                                    ----------
                                                $ 1,990,818.88
NATURAL FOODS  :  9.2%
*Gardenburger                20000                  180,000.00
*United Natural Foods        25000                  650,000.00
*Whole Foods Markets         20000                1,022,500.00
*Wild Oats                   30000                1,081,875.00
Worthington Foods            40000                  560,000.00
                                                    ----------
                                                $ 3,494,375.00

NEW ALTERNATIVES FUND, INC             DECEMBER 31, 1997
STATEMENT OF INVESTMENTS (CONTINUED)

                           SHARES                 MARKET VALUE
                                                  ------------
RECYCLING-PAPER: 4.1%
Caraustar Ind              15000                $   513,750.00
Republic Group             20000                    327,500.00
Sonoco Products            15000                    520,312.50
*Thermo Fibertek           15000                    182,812.50
                                                    ----------
                                                $ 1,544,375.00

RECYCLING-METALS: 8.1%
Commercial Metals          24000                $   757,500.00
Imco Recycling             15000                    240,937.50
*Metal Management          20000                    332,500.00
Nucor                      17000                    821,312.50
Quanex                     25000                    703,125.00
*Recycling Industries      35000                    210,000.00
                                                    ----------
                                                $ 3,065,375.00

NATURAL GAS:       18.2%
Burlington Resources       20000                $   896,250.00
Consolidated Natural Gas   10000                    605,000.00
Energen                    10000                    397,500.00
KN Energy                  10000                  1,080,000.00
Louis Dreyfus Natual Gas    5000                     93,437.50
MCN                        20000                    807,500.00
National Fuel Gas          20000                    973,750.00
Questar                    15000                    669,375.00
Williams Co's              50000                  1,418,750.00
                                                 -------------
                                                $ 6,941,562.50
RAILROADS:   8.6%
Burlington Northern Rail    7500                $   697,031.25
CSX Railway                25000                  1,350,000.00
Norfolk Southern Railway   39000                  1,201,687.50
                                                  ------------
                                                $ 3,248,718.75

Total Common Stock (cost $27,177,442.43)        $33,749,709.51

Money Market Deposits and Treasury Bills :11.1 %
Socially Concerned Banks

Alternatives Federal Credit Union               $   100,000.00
Community Capital Bank                              100,000.00
South Shore Bank                                    100,000.00
Vermont National Bank                               100,000.00
U.S. Treasury Bills (cost $3,772,950.01)          3,792,810.56
                                                  ------------
                                                $ 4,192,810.56

Total Common Stock (88.9 %)                     $33,749,709.51
Bank money market and Treasury Bills(11.1 %)      4,192,810.56
Cash and **Receivables, less liabilities (0.0 %)     -1,281.08
                                                 -------------
NET ASSETS (100 %)                              $37,941,238.99

---------
 *Securities for which no cash dividends were paid during the fiscal year. **Contingent gain: The fund may benefit or become entitled to shares or other consideration because it is plaintiff in a class action lawsuit against Bonneville Pacific Corporation, a former fund holding. At this time there is no determinable value.

                                                                               4
                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                December 31 1997


                    ASSETS
                    ------
Investment Securities at market value
(Cost:$27,177,422.43) (Notes 2A and 5)..........$33,749,709.51
Bank money market deposits.......................   400,000.00
U.S.Treasury Bills at market..................... 3,792,810.56
Cash.............................................   172,690.39
Receivables:  Dividends..........................    24,014.17
              Interest...........................       918.35
              Securities Sold....................         0.00
              Subscriptions receivable...........   115,761.12
                                                  ------------

Total Assets  ..................................$38,255,904.10


                 LIABILITIES
                 -----------
Payables:     Accrued Operating Expenses :

Accounting....................................    $     341.00
Custodian................................ ....        1,705.00
Directors Fees ...............................          611.47
State Taxes ..................................          399.74
Advisory fee .................................       24,441.61
Regulatory fees ..............................        4,138.39
Printing .....................................        1,468.10
Bonds.........................................        2,658.52
Transfer Agent-Fund Plan Services.............        4,129.72
Fund Pricing-Fund Plan Services...............        2,526.50
Other.........................................        1,022.82
                                                     ---------
                                                     43,442.87


Securities Purchased..........................            0.00
Redemptions Payable...........................       10,050.87
Dividend distribution payable.................      261,171.37

Total Liabilities ............................    $ 314,665.11
                                                   -----------

Net Assets at market, applicable to 1,182,903.576 outstanding shares after the dividend. There were 1,111,377.131 shares on the "record" date (12/30/97) before the dividend. There are eight million commmon shares authorized. There is only one class of common stock. (note 3)

                                                 ==============
                                                 $37,941,238.99

                                                                            5
                            STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDING DECEMBER 31, 1997

                         INVESTMENT INCOME AND EXPENSE
INCOME :
Dividends.....................................$  523,501.67
Interest .....................................   186,625.71
                                                 ----------
Total Income .................................   710,127.38

EXPENSES :
Management Fee (note 4) ..................... $  282,694.68
Custodian fees
United Missouri Bank.........................     20,075.00
State Taxes..................................        430.70
Accounting ..................................      4,015.00
Directors ...................................      2,621.07
Filing Fees..................................     11,169.00
Postage and Printing ........................     13,265.00
Bond and Insurance ..........................      6,456.85
Transfer Agent-Fund Plan Services............     41,561.00
Fund Pricing-Fund Plan Services..............     29,371.00
Other........................................     10,020.00
Total Expenses ..............................  $ 421,679.30

NET INVESTMENT INCOME .......................  $ 288,448.08

                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (note 2B&5)

Proceeds from sales..........................$18,483,804.91
Cost of Securities Sold ..................... 16,304,597.56
Net Realized Gain ...........................$ 2,179,207.35

UNREALIZED APPRECIATION (DEPRECIATION) of investments :

Beginning of period .........................$ 5,164,210.77
End of period  ..............................  6,572,267.08
Total unrealized appreciation (depreciation).$ 1,408,056.31
For the period.

Net realized and unrealized gain (loss)
on investments .... ........................ $ 3,587,263.66

Net increase (decrease) in net assets
resulting from operations....................$ 3,875,711.74

                                                                           6
                          NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                  Year End            Year End
                                  12/31/97            12/31/96

FROM INVESTMENT ACTIVITIES:


Net Investment income ....       $  288,448.08      $353,937.19

Net Realized gain from
security transactions .....       2,179,207.35     3,491,047.59
Unrealized appreciation
(deprec.) of investments..        1,408,056.31       426,790.92
                                  ------------    -------------

Increase (decrease) in net
assets derived from invest-
ment activities..........        $3,875,711.74   $ 4,271,775.70
                                  ------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS :

From net investment income
dividends to shareholders ..     $ (288,422.67)     (353,837.68)

Distributions to
shareholders .......             (2,179,188.28)   (3,491,018.44)


FROM CAPITAL SHARE TRANSACTIONS :

Net increase (decrease) from
capital transactions (note 3)    $  984,268.75     2,886,185.03

INCREASE(DECREASE) IN
NET ASSETS:..............        $2,392,369.54     3,313,104.61

NET ASSETS :

At the beginning of the
period.................         $35,548,869.45  $ 32,235,764.84
                                 -------------   --------------

At the end of the
period.................         $37,941,238.99  $ 35,548,869.45
                                ==============  ===============

                      NOTES TO FINANCIAL STATEMENT FOR THE
                           YEAR END DECEMBER 31, 1997

1) ORGANIZATION - The fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The fund commenced operations September 3, 1982. 2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - listed investments are stated at the last sale price at the closing of the New York Stock Exchange and the American Stock Exchange and the NASD National Market System on December 31, 1997 and at the mean between the bid and asked price on the over the counter market.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date(date order to buy or sell is executed).Realized gains and losses from security transactions are reported on a first in, first out basis.

C. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis. D. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the fund on December 31, 1997 for federal tax purposes is $27,177,442.43.

3. CAPITAL STOCK - There are eight million shares of capital stock authorized. On December 30, 1997 (the "record date" - 1,111,377.131 shares were issued and outstanding before the dividend, and on December 31, 1997 there were 1,182,903.576 shares after the dividend. Aggregate paid in capital including reinvestment of dividends was $31,368,917.90. Transactions in capital stock were as follows:

                  Year End 12/31/97              Year End 12/31/96
                  -----------------              -----------------
                  Shares       $ Amount          Shares        $ Amount
Capital stock
sold..........   68,392.297   2,195,444.11       75,270.800   2,427,524.58
Capital stock
issued reinvest  68,554.443   2,198,834.61      113,185.546   3,494,044.05
ment of divd..
Redemptions... (105,757.199) (3,410,009.97)    ( 93,430.127) (3,035,383.60)
               ------------ --------------     ------------  -------------
 Net Increase/   31,189.541  $  984,268.75       95,026.219  $2,886,185.03
   (decrease)

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets;0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale (presently 2.5%, in California) Accrued Equities reduces its management fee by the amount of such excess expense. The annualized expense ratio for the year ended December 31, 1997 was 1.15%. The fund pays no remuneration to its officers, each of whom is also an officer of Accrued Equities, Inc.

5) PURCHASES AND SALES OF SECURITIES - During year ended December 31, 1997, the aggregate cost of securities purchased totalled $18,509,057.42. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the year December 31, 1997 was $18, 483,804.91.